Organization and Nature of Business (Details)		1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 03, 2017	Mar. 27, 2020	Jan. 18, 2019	Jun. 30, 2020	Dec. 31, 2019
Organization and Nature of Business (Textual)
State of incorporation				Delaware	Delaware
Date of Incorporation				Jan. 22, 2013	Jan. 22, 2013
Goedeker Television [Member]
Organization and Nature of Business (Textual)
Acquired interest, description			The Company owned 70% of 1847 Goedeker, with the remaining 30% held by third parties, and 1847 Goedeker owned 100% of Goedeker. On August 4, 2020, 1847 Goedeker distributed all of its shares of Goedeker to its stockholders in accordance with their pro rata ownership in 1847 Goedeker, after which time 1847 Goedeker was dissolved. Following this transaction, and the closing of Goedeker's initial public offering on August 4, 2020, the Company owned approximately 54.41% of Goedeker.		The Company owns 70% of 1847 Goedeker, with the remaining 30% held by third-parties.
Neese [Member]
Organization and Nature of Business (Textual)
Acquired interest, description	1847 Neese owns 55% of 1847 Neese, with the remaining 45% held by the sellers.				The Company owns 55% of 1847 Neese, with the remaining 45% held by the sellers.
Asien Inc [Member]
Organization and Nature of Business (Textual)
Acquired interest, description		The Company owns 95% of 1847 Asien, with the remaining 5% held by a third party, and 1847 Asien owns 100% of Asien’s.